Note 18 - Fair Value Measurements (Details) - Assets Measured on a Nonrecurring Basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Nonrecurring Basis [Line Items]
Impaired loans	$ 13,681	$ 14,368
Other real estate owned	1,400	2,600
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Nonrecurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Nonrecurring Basis [Line Items]
Impaired loans	12,848	12,772
Other real estate owned	1,412	2,590
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Nonrecurring Basis [Line Items]
Impaired loans	12,848	12,772
Other real estate owned	$ 1,412	$ 2,590